BUSINESS ACTIVITY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
BUSINESS ACTIVITY
NOTE 1 - BUSINESS ACTIVITY

NOTE 1 - BUSINESS ACTIVITY

Bloomios, Inc. fka XLR Medical Corp. (the “Company”) was organized under the laws of the State of Nevada on February 2, 2001, under the name Relay Mines Limited—subsequently the name of the Company was changed to XLR Medical Corp. After the October 31, 2007, 10Q filing, the management of the Company abandoned the Company and it became a dormant company until 2018 when a new shareholder acquired stock to become the majority shareholder and owner of the Company. The Company’s fiscal year end is December 31st. On April 12, 2021, the Company amended its name from XLR Medical Corp to Bloomios, Inc., its fiscal year end from January 31 to December 31, authorized the designation of Series A, B and C Preferred Stock, and acquired CBD Brand Partners LLC (“CBDBP”).

Bloomios manufactures, markets and distributes U.S. hemp-derived supplements and cosmetic products through wholesale and retail distribution channels in the U.S. through its wholly-owned subsidiary Bloomios Private Label (“BPL”). BPL is an innovative leader in quality manufacturing, processing, sourcing and distributing of cannabidiol products to wholesalers and retailers. BPL provides support at each step from custom formulation, order fulfillment, and brand development.  We offer one of the largest collections of customizable hemp-derived products that includes over 220 products across 12 categories in addition to custom formulation and manufacturing services. Our product categories include edibles, tinctures, oils, salves, capsules, balms, lotions, creams, beverages, pet treats, premium packaged smokable hemp flower and pre-rolled hemp joints.

Bloomios is headquartered in Santa Barbara, California with its operations in Daytona Beach, Florida. Bloomios intends to grow by increasing production capacity and by an acquisition strategy that is currently in development. We are committed to becoming a leading vertically integrated seed-to-shelf operator within the hemp industry. Currently, Bloomios is principally a business-to-business operation with plans to sell direct-to-consumers in the future.